Revenue and Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue and Segment Information [Abstract]
Revenue and segment information

3. Revenue and segment information

Revenue

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Sales of primarily-processed white teas
Premium-grade	1,074	1,197
First-grade	1,665	1,212
Second-grade	1,721	717
Third-grade	1,656	744
Sales of primarily-processed black teas
Premium-grade	207	198
First-grade	431	430
Second-grade	398	304
Third-grade	388	196
Sales of refined teas	155	—
	7,695	4,998

Segment information

Operating segments are defined in the criteria established under the FASB ASC Topic 280 as components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.

Total revenues represent sales to unaffiliated customers, as reported in the Consolidated Statements of Operations. The Company evaluates the segments’ performance based on direct margins (gross profit) from operations before selling and distribution costs, administrative expenses, finance costs, other income (expense) and income taxes.

Information by operating segment is as follows:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Revenues:
Sales of primarily-processed teas	7,540	4,998
Sales of refined teas	155	—
	7,695	4,998
Cost of sales:
Sales of primarily-processed teas	5,001	4,091
Sales of refined teas	29	—
	5,030	4,091
Segment results:
Sales of primarily-processed teas	2,539	907
Sales of refined teas	126	—
	2,665	907

No geographical information is presented as all of the Group’s business is carried out in the PRC and from which the Group’s revenue from external customers is generated.

During the six months ended June 30, 2024 and 2025, the Group made sales to one independent third-party customer which accounted for 10% and 11% of the total revenue, respectively.

Measurement of segment assets and liabilities is not provided regularly to the Group’s CODM and accordingly, no segment assets and liabilities information is presented.

3. Revenue and segment information

Revenue

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,494	3,578	1,783
First-grade	6,224	5,806	3,260
Second-grade	5,001	5,088	3,029
Third-grade	5,515	5,413	3,159
Sales of primarily-processed black teas
Premium-grade	747	691	449
First-grade	1,237	1,176	776
Second-grade	990	900	690
Third-grade	1,082	1,031	669
Sales of refined teas	16	439	1,199
	24,306	24,122	15,014

Segment information

Operating segments are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.

Total revenues represent sales to unaffiliated customers, as reported in the Consolidated Statements of Operations. The Company evaluates the segments’ performance based on direct margins (gross profit) from operations before selling and distribution costs, administrative expenses, finance costs, other income (expense) and income taxes.

Information by operating segment is as follows:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	24,290	23,683	13,815
Sales of refined teas	16	439	1,199
	24,306	24,122	15,014
Cost of sales:
Sales of primarily-processed teas	11,653	11,269	10,427
Sales of refined teas	3	69	657
	11,656	11,338	11,084
Segment results:
Sales of primarily-processed teas	12,637	12,414	3,388
Sales of refined teas	13	370	542
	12,650	12,784	3,930

No geographical information is presented as all of the Group’s business is carried out in the PRC and from which the Group’s revenue from external customers is generated.

During the years ended December 31, 2022, 2023 and 2024, none of independent third-party customers accounted for more than 10% of the Group’s total revenue.

Measurement of segment assets and liabilities is not provided regularly to the Group’s CODM and accordingly, no segment assets and liabilities information is presented. Management considered the operating expenses cannot be effectively allocated to each segment.